Summary of Significant Accounting Policies (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP QACA | General Dynamics Corporation common stock
EBP, Accounting Policy [Line Items]
EBP, Interest in master trust, percentage	16.00%	16.00%